Maturity analysis of assets, liabilities and off-balance sheet commitments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial investments

15	Financial investments

Carrying amount of financial investments
	2023	2022
	£m	£m
Financial investments measured at fair value through other comprehensive income	37,507	29,356
– treasury and other eligible bills	1,469	1,447
– debt securities	35,618	27,710
– equity securities	80	109
– other instruments[1]	340	90
Debt instruments measured at amortised cost	8,861	3,248
– treasury and other eligible bills	723	1,030
– debt securities	8,138	2,218
At 31 Dec	46,368	32,604
1    'Other instruments’ are comprised of loans and advances.

Equity instruments measured at fair value through other comprehensive income
	Instruments held at year end
	Fair value	Dividends recognised
Type of equity instruments	£m	£m
Business facilitation	68	1
Investments required by central institutions	12	—
Others	—	—
At 31 Dec 2023	80	1

Business facilitation	77	—
Investments required by central institutions	31	—
Others	1	—
At 31 Dec 2022	109	—

23	Financial liabilities designated at fair value

	2023	2022¹
	£m	£m
Deposits by banks and customer accounts	5,555	4,864
Liabilities to customers under investment contracts	1,002	943
Debt securities in issue	25,194	20,666
Subordinated liabilities (Note 26)	794	809
At 31 Dec	32,545	27,282
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. 2022 comparative data have been restated.
The carrying amount of financial liabilities designated at fair value was £2,407m less than the contractual amount at maturity
(2022: £3,431m lower). The cumulative amount of change in fair value attributable to changes in credit risk was a gain of £151m (2022: gain of £292m).

27	Maturity analysis of assets, liabilities and off-balance sheet commitments
Contractual maturity of financial liabilities
The balances in the table below do not agree directly with those in our consolidated balance sheet as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives).
Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments, and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	19,626	2,028	453	700	269	23,076
Customer accounts	197,730	14,148	10,649	671	81	223,279
Repurchase agreements – non-trading	42,743	7,801	1,761	1,686	—	53,991
Trading liabilities	42,276	—	—	—	—	42,276
Financial liabilities designated at fair value	12,107	1,183	8,003	7,589	6,862	35,744
Derivatives	170,391	127	326	798	1,198	172,840
Debt securities in issue	3,305	2,266	6,014	1,939	1,360	14,884
Subordinated liabilities	31	157	397	6,478	13,122	20,185
Other financial liabilities[1]	57,982	292	691	159	1,220	60,344
	546,191	28,002	28,294	20,020	24,112	646,619
Loan and other credit-related commitments	131,829	—	—	—	—	131,829
Financial guarantees[2]	2,401	—	—	—	—	2,401
At 31 Dec 2023	680,421	28,002	28,294	20,020	24,112	780,849

Cash flows payable under financial liabilities by remaining contractual maturities (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,307	272	827	180	1,080	67,666
	579,136	19,144	18,007	15,422	24,479	656,188
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,376	19,144	18,007	15,422	24,479	789,428
Maturity analysis of financial assets and financial liabilities
The following table provides an analysis of financial assets and liabilities by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
–Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due after more than 1 year’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due after more than 1 year’ time bucket.
–Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
–Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due after more than 1 year’ time bucket, however, such contracts are subject to surrender and transfer options by the policyholders.

Maturity analysis of financial assets and financial liabilities
	2023			2022[1]
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	2,973	16,095	19,068	1,391	14,490	15,881
Loans and advances to banks	14,037	334	14,371	15,867	1,242	17,109
Loans and advances to customers	34,876	40,615	75,491	38,405	34,209	72,614
Reverse repurchase agreement – non-trading	71,676	1,818	73,494	52,324	1,625	53,949
Financial investments	7,481	38,887	46,368	7,201	25,403	32,604
Other financial assets	56,693	288	56,981	55,414	428	55,842
Assets held for sale	10,182	10,186	20,368	4,174	17,040	21,214
At 31 Dec	197,918	108,223	306,141	174,776	94,437	269,213
Liabilities
Deposits by banks	22,069	874	22,943	18,674	2,162	20,836
Customer accounts	222,215	726	222,941	215,562	386	215,948
Repurchase agreements – non-trading	51,848	1,568	53,416	32,486	415	32,901
Financial liabilities designated at fair value	21,163	11,382	32,545	16,281	11,001	27,282
Debt securities in issue	11,439	2,004	13,443	6,149	1,119	7,268
Other financial liabilities	58,433	1,372	59,805	65,145	1,248	66,393
Subordinated liabilities	—	14,920	14,920	142	14,386	14,528
Liabilities of disposal groups held for sale	17,590	3,094	20,684	21,621	3,090	24,711
At 31 Dec	404,757	35,940	440,697	376,060	33,807	409,867
From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly.

28	Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously (‘the offset criteria’).
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
–the counterparty has an offsetting exposure with the group and a master netting or similar arrangement is in place with a right of set off only in the event of default, insolvency or bankruptcy, or the offset criteria are not otherwise satisfied; and
–in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral (debt securities and equities) has been received/pledged to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable master netting agreements’ include contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure that the legal right of offset remains appropriate.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[5]	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	237,360	(64,045)	173,315	(155,398)	(17,674)	243	801	174,116
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	17,454	(473)	16,981	(16,981)	—	—	243	17,224
– non-trading assets	129,243	(58,972)	70,271	(70,204)	(62)	5	3,223	73,494
Loans and advances to customers[2]	20,950	(10,473)	10,477	(9,321)	—	1,156	1	10,478
At 31 Dec 2023	405,007	(133,963)	271,044	(251,904)	(17,736)	1,404	4,268	275,312

Derivatives (Note 14)[1]	303,911	(79,799)	224,112	(193,720)	(29,998)	394	1,126	225,238
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	14,490	(196)	14,294	(14,293)	—	1	63	14,357
– non-trading assets	103,839	(52,268)	51,571	(51,310)	(260)	1	2,378	53,949
Loans and advances to customers[2]	17,979	(8,105)	9,874	(8,143)	—	1,731	1	9,875
At 31 Dec 2022	440,219	(140,368)	299,851	(267,466)	(30,258)	2,127	3,568	303,419

Financial liabilities
Derivatives (Note 14)[1]	234,304	(64,045)	170,259	(155,148)	(14,337)	774	1,215	171,474
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,249	(135)	10,114	(10,112)	—	2	5	10,119
– non-trading liabilities	112,726	(59,310)	53,416	(52,878)	(539)	(1)	—	53,416
Customer accounts[3]	26,395	(10,473)	15,922	(9,321)	—	6,601	6	15,928
At 31 Dec 2023	383,674	(133,963)	249,711	(227,459)	(14,876)	7,376	1,226	250,937

Derivatives (Note 14)[1]	297,341	(79,799)	217,542	(197,201)	(19,662)	679	1,325	218,867
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,180	(196)	9,984	(9,983)	—	1	2	9,986
– non-trading liabilities	85,168	(52,268)	32,900	(32,719)	(182)	(1)	1	32,901
Customer accounts[3]	24,082	(8,105)	15,977	(8,143)	—	7,834	10	15,987
At 31 Dec 2022	416,771	(140,368)	276,403	(248,046)	(19,844)	8,513	1,338	277,741
1At 31 Dec 2023, the amount of cash margin received that had been offset against the gross derivatives assets was £1,508m (2022: £2,373m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £4,296m (2022: £7,279m).
2 At 31 Dec 2023, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £75,491m (2022: £72,614m) of which £10,477m (2022: £9,874m) was subject to offsetting.
3 At 31 Dec 2023, the total amount of 'Customer accounts' recognised on the balance sheet was £222,941m (2022: £215,948m) of which £15,922m (2022: £15,977m) was subject to offsetting.
4 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
5 The disclosure was enhanced in year 2022 to support consistency across HSBC Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘ as balance sheet classification has no effect on the rights of set-off associated with financial instruments.

29	Interest rate benchmark reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	Others[1]
At 31 Dec 2023	£m	£m
Non-derivative financial assets[2]	451	131
Non-derivative financial liabilities	4	—
Derivative notional contract amount	4,725	164,760

At 31 Dec 2022
Non-derivative financial assets[2]	5,976	136
Non-derivative financial liabilities	1,847	—
Derivative notional contract amount	1,643,433	155,951
1    Comprises financial instruments referencing other significant demising benchmark rates yet to transition to alternative benchmarks: Canadian dollar offered rate (‘CDOR’), GBP libor, Mexican Interbank equilibrium interest rate (‘TIIE’), SOR, THBFIX, MIFOR and Sibor). An announcement was made by the South African regulator during the first half of 2023 on the cessation of the Johannesburg interbank average rate (‘JIBAR’). Therefore, JIBAR is also included in ‘Others‘ during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.
The amounts in the above table relate to the group's main operating entities where we have material exposures impacted by Ibor reform, including in the United Kingdom, France and Germany. The amounts provide an indication of the extent of the group’s exposure to the Ibor benchmarks that are due to be replaced. Amounts are in respect of financial instruments that:
–contractually reference an interest rate benchmark that is planned to transition to an alternative benchmark;
–have a contractual maturity date beyond the date by which the reference interest rate benchmark is expected to cease; and
–are recognised on the group’s consolidated balance sheet.